Derivative Instruments and Hedging Activities - Location and Fair Value Amounts of Derivative Instruments (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Prepaid Expenses and Other Current Assets
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	$ 0	$ 932
Goodwill, Intangibles and Other Non-current Assets
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	4,505	1,916
Accrued Liabilities
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability	(58,186)	(39,263)
Accrued Liabilities | Accrued interest
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability	(6,143)	(3,417)
Other liabilities – non-current
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability	(33,566)	(51,914)
Derivatives designated as a cash flow hedge | Interest Rate Swap Agreements | Prepaid Expenses and Other Current Assets | Cash Flow Hedging
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	0	0
Derivatives designated as a cash flow hedge | Interest Rate Swap Agreements | Goodwill, Intangibles and Other Non-current Assets | Cash Flow Hedging
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	0	0
Derivatives designated as a cash flow hedge | Interest Rate Swap Agreements | Accrued Liabilities | Cash Flow Hedging
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability	(3,162)	(836)
Derivatives designated as a cash flow hedge | Interest Rate Swap Agreements | Accrued Liabilities | Accrued interest | Cash Flow Hedging
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability	(70)	(13)
Derivatives designated as a cash flow hedge | Interest Rate Swap Agreements | Other liabilities – non-current | Cash Flow Hedging
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability	(9,631)	(3,475)
Derivatives not designated as a cash flow hedge | Interest Rate Swap Agreements | Prepaid Expenses and Other Current Assets
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	0	932
Derivatives not designated as a cash flow hedge | Interest Rate Swap Agreements | Goodwill, Intangibles and Other Non-current Assets
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	0	1,916
Derivatives not designated as a cash flow hedge | Interest Rate Swap Agreements | Accrued Liabilities
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability	(43,590)	(15,478)
Derivatives not designated as a cash flow hedge | Interest Rate Swap Agreements | Accrued Liabilities | Accrued interest
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability	(5,372)	(2,948)
Derivatives not designated as a cash flow hedge | Interest Rate Swap Agreements | Other liabilities – non-current
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability	(16,048)	(29,452)
Derivatives not designated as a cash flow hedge | Cross currency swap agreements | Prepaid Expenses and Other Current Assets
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	0	0
Derivatives not designated as a cash flow hedge | Cross currency swap agreements | Goodwill, Intangibles and Other Non-current Assets
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	4,505	0
Derivatives not designated as a cash flow hedge | Cross currency swap agreements | Accrued Liabilities
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability	(11,434)	(22,661)
Derivatives not designated as a cash flow hedge | Cross currency swap agreements | Accrued Liabilities | Accrued interest
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability	(701)	(456)
Derivatives not designated as a cash flow hedge | Cross currency swap agreements | Other liabilities – non-current
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability	$ (7,887)	(18,987)
Derivatives not designated as a cash flow hedge | Forward freight agreements | Prepaid Expenses and Other Current Assets
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset		0
Derivatives not designated as a cash flow hedge | Forward freight agreements | Goodwill, Intangibles and Other Non-current Assets
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset		0
Derivatives not designated as a cash flow hedge | Forward freight agreements | Accrued Liabilities
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability		(86)
Derivatives not designated as a cash flow hedge | Forward freight agreements | Accrued Liabilities | Accrued interest
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability		0
Derivatives not designated as a cash flow hedge | Forward freight agreements | Other liabilities – non-current
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability		0
Derivatives not designated as a cash flow hedge | Foreign currency forward contracts | Prepaid Expenses and Other Current Assets
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset		0
Derivatives not designated as a cash flow hedge | Foreign currency forward contracts | Goodwill, Intangibles and Other Non-current Assets
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset		0
Derivatives not designated as a cash flow hedge | Foreign currency forward contracts | Accrued Liabilities
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability		(202)
Derivatives not designated as a cash flow hedge | Foreign currency forward contracts | Accrued Liabilities | Accrued interest
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability		0
Derivatives not designated as a cash flow hedge | Foreign currency forward contracts | Other liabilities – non-current
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability		$ 0